Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Accumulated Other Comprehensive Loss

18. ACCUMULATED OTHER COMPREHENSIVE LOSS
The following is a continuity schedule of accumulated other comprehensive loss [“AOCL”]:

	2022	2021
Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$(735)	$(551)
Net unrealized loss	(495)	(187)
Recognition of CTA loss in Russia	203	—
Repurchase of shares under normal course issuer bids [note 17]	9	3

Balance, end of year	(1,018)	(735)

Accumulated net unrealized gain on cash flow hedges [b]
Balance, beginning of year	24	42
Net unrealized gains	1	34
Reclassification of net gain to net income [a]	(20)	(52)

Balance, end of year	5	24

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(189)	(224)
Net unrealized gains	82	26
Reclassification of net loss to net income [a]	6	9

Balance, end of year	(101)	(189)

Total accumulated other comprehensive loss [c]	$(1,114)	$(900)

[a]	The effects on net income of amounts reclassified from AOCL, with presentation location, were as follows:

	2022	2021
Cash flow hedges
Sales	$(15)	$49
Cost of sales	41	21
Income tax	(6)	(18)

Net of tax	20	52

Other long-term liabilities
Cost of sales	(8)	(11)
Income tax	2	2

Net of tax	(6)	(9)

Total gain reclassified to net income	$14	$43

[b]	The amount of income tax benefit that has been allocated to each component of other comprehensive loss is as follows:

	2022	2021
Accumulated net unrealized loss on translation of net investment in foreign operations	$4	$4

Accumulated net unrealized gain on cash flow hedges
Balance, beginning of year	(8)	(15)
Net unrealized gain (loss)	2	(11)
Reclassification of net loss to net income	6	18

Balance, end of year	—	(8)

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	25	35
Net unrealized loss	(17)	(8)
Reclassification of net gain to net income	(2)	(2)

Balance, end of year	6	25

Total income tax benefit	$10	$21

[c]	The amount of other comprehensive gain that is expected to be reclassified to net income during 2023 is $21 million.